Income and Other Taxes - Allocation of Income Tax Expense Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allocation of Income Tax Expense Benefit [Abstract]
Pre-tax income	$ (386)	$ (256)	$ (152)
Income Tax Expense (Benefit), Allocation of Tax	386	256	152
Changes in defined benefit plans	(277)	12	(61)
Stock option and incentive plans, net	1	(6)	21
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	3	5	0
Translation adjustments and other	2	6	(13)
Total Income Tax Expense Benefit	$ 115	$ 273	$ 99